SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES [abstract]
Disclosure of short-term and long-term debts and loans from Sinopec Group Company and fellow subsidiaries

25.     SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES

Short-term debts represent:

	December 31,
	2016	2017
	RMB	RMB
Third parties’ debts
Short-term bank loans	11,944	31,105

RMB denominated	10,931	23,685
US Dollar denominated	1,013	7,420
Short-term other loans	—	299

RMB denominated	—	299
Current portion of long-term bank loans	8,795	1,402

RMB denominated	8,753	1,379
US Dollar denominated	42	23
Current portion of long-term corporate bonds	29,500	22,532

RMB denominated	29,500	16,000
US Dollar denominated	—	6,532

	38,295	23,934

Corporate bonds (i)	6,000	—
	56,239	55,338

Loans from Sinopec Group Company and fellow subsidiaries
Short-term loans	18,430	23,297

RMB denominated	2,858	1,706
US Dollar denominated	13,577	19,668
Hong Kong Dollar denominated	1,969	1,903
Euro denominated	5	—
Singapore Dollar denominated	21	20
Current portion of long-term loans	150	2,014

RMB denominated	150	2,014
	18,580	25,311

	74,819	80,649

The Group’s weighted average interest rates on short-term loans were 2.42% and 2.72% as of December 31, 2016 and 2017, respectively. The above borrowings are unsecured.

Long-term debts represent:

		December 31,
	Interest rate and final maturity	2016	2017
		RMB	RMB
Third parties’ debts

Long-term bank loans

RMB denominated	Interest rates ranging from 1.08% to 4.66% per annum as of December 31, 2017 with maturities through 2030	26,058	25,644

US Dollar denominated	Interest rates ranging from 1.55% to 4.29% per annum as of December 31, 2017 with maturities through 2031	426	192

		26,484	25,836

Corporate bonds(ii)

RMB denominated	Fixed interest rates ranging from 3.30% to 5.68% per annum as of December 31, 2017 with maturities through 2022	65,500	36,000
US Dollar denominated	Fixed interest rates ranging from 1.88% to 4.25% per annum as of December 31, 2017 with maturities through 2043	18,985	17,902

		84,485	53,902

Total third parties’ long-term debts		110,969	79,738

Less: Current portion		(38,295)	(23,934)

		72,674	55,804

Long-term loans from Sinopec Group Company and fellow subsidiaries

RMB denominated	Interest rates ranging from interest free to 4.99% per annum as of December 31, 2017 with maturities through 2022	44,922	45,334

Less: Current portion		(150)	(2,014)

		44,772	43,320

		117,446	99,124

Short-term and long-term bank loans, short-term other loans and loans from Sinopec Group Company and fellow subsidiaries are primarily unsecured and carried at amortized cost.

Note:

(i)    The Company issued 182-day corporate bonds of face value RMB 6 billion to corporate investors in the PRC debenture market on September 12, 2016 at par value of RMB 100. The effective cost of the 182-day corporate bonds is 2.54% per annum. The short-term bonds were due on March 14, 2017 and have been fully paid by the Group at maturity.

(ii)   These corporate bonds are carried at amortized cost. As of December 31, 2017, RMB 17,902 (US Dollar denominated corporate bonds) are guaranteed by Sinopec Group Company.